Note 25 - Supplemental Disclosure of Cash Flow Items	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of supplemental disclosure of cash flow statement explanatory [text block]
25	Supplemental disclosure of cash flow items

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
25.1 Finance cost paid

Finance cost (note 11)	831	529	2,360	2,362
Net loan note movements	(43)	49	(86)	(306)
Non cash - Unwinding of rehabilitation provision (note 20)	–	(243)	(198)	(279)
Non cash - Unwinding of liabilities held for sale	(5)	–	(5)	–
Non cash - Finance cost on leases	(2)	(4)	(7)	(15)
Finance cost paid	781	331	2,064	1,762

25.2 Tax Paid

Opening balance of net income tax payable	3,878	2,408	(1,110)	1,284
Current tax expense	3,986	2,847	11,530	6,762
Acquisition of Bilboes Gold tax liability	–	–	–	10
Foreign currency movement	352	(256)	72	(711)
Closing balance of net income tax payable	(2,174)	(2,841)	(2,174)	(2,841)
Tax paid	6,042	2,158	8,318	4,504

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
25.3 Acquisition of property, plant and equipment

Additions	6,686	9,042	16,122	18,161
Net property, plant and equipment included in prepayments	261	(531)	923	687
Net property, plant and equipment included in trade and other payables	(50)	588	(378)	882
Change in estimate for decommissioning asset - adjustment capitalised in property, plant and equipment (note 20)	(146)	474	722	445
Acquisition of property, plant and equipment	6,751	9,573	17,389	20,175

25.4 Dividends paid

Opening balance dividends due	1,608	4,058	1,048	1,883
Dividends declared	4,201	2,686	10,330	10,264
Dividends declared and outstanding BETS	43	(85)	106	(171)
Closing balance dividends due	(2,422)	(3,858)	(2,422)	(3,858)
Dividends paid	3,430	2,801	9,062	8,118